Accounts Receivable, Net and Accounts Receivable-Related Parties, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net and Accounts Receivable-Related Parties, Net [Abstract]
ACCOUNTS RECEIVABLE, NET AND ACCOUNTS RECEIVABLE-RELATED PARTIES, NET

Note 4 – ACCOUNTS RECEIVABLE, NET AND ACCOUNTS RECEIVABLE-RELATED PARTIES, NET

Accounts receivable, net and accounts receivable - related parties, net, consisted of the following:

	December 31, 2020	December 31, 2019
Accounts receivable	$185,155	$507,817
Less: Allowance for credit losses	(16,656)	(486,160)
Accounts receivable, net	$168,499	$21,657

Accounts receivable - related parties	$-	$126,089
Less: Allowance for credit losses	-	(126,089)
Accounts receivable - related parties, net	$-	$-

The changes in allowance for credit losses consisted of the following:

	For the Years Ended December 31,
	2020	2019	2018
Balance, beginning of the year	$612,249	$-	$-
Provision for credit losses	15,757	617,496	-
Write-off uncollectable accounts receivable	(612,249)	-	-
Translation adjustment	899	(5,247)	-
Balance, end of the year	$16,656	$612,249	$-